Operating Segments - Summary of Information about Each Reportable Segment and Reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Total reportable Segment	$ 301	$ 116
Regional corporate costs	(175)	(200)
Other income (expenses)	4	(2)
Depreciation and amortization	(74)	(72)
Share-based compensation expenses	(176)	(168)
Impairment losses on goodwill and non-financial assets	0
Restructuring costs	(4)	(51)
Legal, tax and regulatory settlement provisions	(7)	(3)
Operating loss	(131)	(380)
Income tax expense	(31)	(7)
Net interest income (expenses)	65	32
Fair value changes on investments	(25)	(46)
Foreign exchange (loss)/ gain	(58)	7
Share of loss of equity-accounted investees (net of tax)	(4)	(3)
Consolidated profit or loss after tax	(184)	(397)
Reportable Segments [Member] | Deliveries [Member]
Disclosure of operating segments [line items]
Total reportable Segment	84	(9)
Reportable Segments [Member] | Mobility [Member]
Disclosure of operating segments [line items]
Total reportable Segment	267	211
Reportable Segments [Member] | Financial Services [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(52)	(85)
Reportable Segments [Member] | Others [Member]
Disclosure of operating segments [line items]
Total reportable Segment	$ 2	$ (1)